Short-term and Long-term Borrowings - Schedule of Long-Term Borrowings (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Debt Instrument [Line Items]
Long term borrowings	¥ 413,400,000	$ 60,126,536	¥ 510,023,905
Long-term Debt [Member]
Debt Instrument [Line Items]
Long term borrowings	413,400,000	60,126,536	510,023,905
P2P Platforms [Member] | 6% to 12% | Long-term Debt [Member]
Debt Instrument [Line Items]
Long term borrowings			23,905
Trust Beneficiaries [Member] | 7.4% to 10% | Long-term Debt [Member]
Debt Instrument [Line Items]
Long term borrowings	¥ 413,400,000	$ 60,126,536	¥ 510,000,000
Minimum [Member] | P2P Platforms [Member] | 6% to 12% | Long-term Debt [Member]
Debt Instrument [Line Items]
Long term fixed annual rate	6.00%	6.00%
Term	13 months
Minimum [Member] | Trust Beneficiaries [Member] | 7.4% to 10% | Long-term Debt [Member]
Debt Instrument [Line Items]
Long term fixed annual rate	7.40%	7.40%
Term	13 months
Maximum [Member] | P2P Platforms [Member] | 6% to 12% | Long-term Debt [Member]
Debt Instrument [Line Items]
Long term fixed annual rate	12.00%	12.00%
Term	34 months
Maximum [Member] | Trust Beneficiaries [Member] | 7.4% to 10% | Long-term Debt [Member]
Debt Instrument [Line Items]
Long term fixed annual rate	10.00%	10.00%
Term	36 months